Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive (Loss) Income by Component Net of Tax

The following table presents the changes in accumulated other comprehensive (loss) income by component net of tax for the years ended December 31, 2016 and 2015.

(Dollars in thousands)	Pretax	Tax Effect	After-Tax	Affected Line Item in the Consolidated Statements of Income
Balance as of December 31, 2015	$(631)	$214	$(417)
Unrealized holding loss on available-for-sale securities arising during the period	(1,221)	415	(806)
Amount reclassified for net gains included in net income	(1)	–	(1)	(a)
Amortization of held-to-maturity discount resulting from transfer	530	(180)	350

Total other comprehensive loss	(692)	235	(457)

BALANCE AS OF DECEMBER 31, 2016	$(1,323)	$449	$(874)

Balance as of December 31, 2014	$(427)	$145	$(282)
Unrealized holding loss on available-for-sale securities arising during the period	(551)	187	(364)
Amount reclassified for net gains included in net income	(56)	19	(37)	(a) (b)

Amortization of held-to-maturity discount resulting from transfer	403	(137)	266

Total other comprehensive loss	(204)	69	(135)

BALANCE AS OF DECEMBER 31, 2015	$(631)	$214	$(417)

(a) Securities gain.

(b) Federal income tax provision.